UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

ANNUAL REPORT April 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2013. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.05%, Participant Advantage shares produced a yield of 0.00%, Institutional Advantage shares produced a yield of 0.12% and Investor Advantage shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 0.05%, 0.00%, 0.12% and 0.00%, respectively.2

Yields of money market instruments remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

U.S. Economic Recovery Gained Momentum

The reporting period began in the midst of fears of a worsening financial crisis in Europe, an economic slowdown in China, and a potential double-dip recession in the United States.The U.S. economic recovery appeared to falter in May 2012 when the unemployment rate increased to 8.2%. In June, the manufacturing sector contracted for the first time in three years, and U.S. economic growth slowed to a 1.3% annualized rate for the second quarter of the year.

Despite an 8.3% unemployment rate in July, the economic decline appeared to moderate with the addition of 181,000 jobs. Investors also were encouraged by a commitment by the head of the European Central Bank in support of the euro. August saw higher sales and prices in U.S. housing markets, better-than-expected corporate earnings, an 8.1% unemployment rate, and higher personal income and expenditures.

The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%.The manufacturing sector rebounded after three months of modest declines, and housing prices reached five-year highs.The U.S.

economy grew at a respectable 3.1% annualized rate during the third quarter. Nonetheless, the Federal Reserve Board (the “Fed”) announced a third round of quantitative easing involving the monthly purchase of $40 billion of mortgage-backed securities over an indefinite period. In addition, the Fed extended its commitment to maintaining historically low short-term interest rates through mid-2015.

The unemployment rate ticked higher in October to 7.9%, but manufacturing activity increased at a faster rate and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached a five-year high. However, manufacturing activity contracted slightly.

December saw the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity. However, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season. A disappointing 0.4% annualized economic growth rate for the fourth quarter was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. However, matters improved in February, when the unemployment rate slid to 7.7% as 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors of the U.S. economy posted gains in March, helping the U.S. economy achieve an estimated 2.5% annualized growth rate for the first quarter of 2013.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

The gradual economic recovery continued in April, when the private sector added 176,000 jobs, sending the unemployment rate to a multi-year low of 7.5%.The service and manufacturing sectors continued to expand, and some stock market indices approached record high levels, suggesting that investors remained optimistic about the future.

Focusing on Quality and Liquidity

Despite evidence of greater growth, short-term interest rates and money market yields remained near zero percent throughout the reporting period. Moreover, yield differences along the maturity spectrum stayed relatively narrow. Therefore, we continued to maintain the fund’s weighted average maturity in a market-neutral position, and we retained our focus on well-established issuers with good liquidity characteristics.

The Fed has shown no signs of moving away from its aggressively accommodative monetary policy amid low inflation and moderate economic growth.Therefore, as we have for some time, we intend to keep the fund’s focus on quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
May 15, 2013
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.79	$1.14	$1.39	$1.24
Ending value (after expenses)	$1,000.50	$1,000.10	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.80	$1.15	$1.40	$1.25
Ending value (after expenses)	$1,024.00	$1,023.65	$1,023.41	$1,023.55

†	Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional Advantage, .23% for
Administrative Advantage, .28% for Investor Advantage and .25% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS

April 30, 2013

	Principal
Negotiable Bank Certificates of Deposit—29.5%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.34%, 5/15/13	100,000,000	[a]	100,000,000
Bank of Nova Scotia (Yankee)
0.29%, 5/1/13	250,000,000	[a]	250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.27%, 8/30/13	300,000,000		300,000,000
Canadian Imperial
Bank of Commerce (Yankee)
0.33%, 5/1/13	350,000,000	[a]	350,000,000
Deutsche Bank AG (Yankee)
0.41%, 8/12/13—8/26/13	300,000,000		300,000,000
JPMorgan Chase Bank, N.A.
0.20%, 7/1/13	300,000,000		300,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 6/12/13	500,000,000		500,000,000
National Australia Bank (Yankee)
0.48%, 5/2/13	750,000,000	[a]	750,000,000
Norinchukin Bank (Yankee)
0.26%, 5/13/13	300,000,000		300,000,000
Royal Bank of Canada (Yankee)
0.53%, 5/1/13	240,000,000	[a]	240,000,000
Skandinaviska Enskilda Banken (Yankee)
0.32%, 6/20/13	300,000,000	[b]	300,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.24%, 5/28/13—6/5/13	686,000,000	[b]	686,000,000
Svenska Handelsbanken (Yankee)
0.23%, 5/28/13	150,000,000	[b]	150,000,000
Toronto Dominion Bank (Yankee)
0.19%—0.28%, 5/1/13—6/20/13	500,000,000		500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,026,000,000)			5,026,000,000

Commercial Paper—22.7%
Australia and New Zealand Banking Group Ltd.
0.35%, 5/1/13	250,000,000	[a]	250,000,000

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Commonwealth Bank of Australia
0.33%—0.34%, 5/8/13—6/7/13	350,000,000	[a,b]	350,000,000
CPPIB Capital Inc.
0.28%, 1/15/14	250,000,000	[b]	249,496,389
Credit Suisse New York
0.30%, 7/5/13	250,000,000		249,864,583
General Electric Capital Corp.
0.25%, 6/5/13—7/11/13	400,000,000		399,846,007
HSBC Bank PLC
0.39%—0.41%, 5/20/13—6/3/13	300,000,000	[a,b]	300,000,000
Mizuho Funding LLC
0.24%, 7/2/13	105,000,000	[b]	104,957,504
NRW Bank
0.15%—0.17%, 5/7/13—5/17/13	700,000,000	[b]	699,963,167
Toyota Motor Credit Corp.
0.23%—0.29%, 5/1/13—5/22/13	350,000,000	[a]	349,986,583
UBS Finance (Delaware) Inc.
0.22%, 5/7/13	300,000,000		299,989,000
Westpac Banking Corp.
0.32%—0.34%, 5/1/13	600,000,000	[a,b]	600,000,000
Total Commercial Paper
(cost $3,854,103,233)			3,854,103,233

Asset-Backed Commercial Paper—2.3%
Bedford Row Funding
0.32%, 7/11/13	100,000,000	[b]	99,936,889
Collateralized Commercial Paper II Co., LLC
0.30%, 10/1/13	300,000,000	[b]	299,617,500
Total Asset-Backed Commercial Paper
(cost $399,554,389)			399,554,389

Time Deposits—25.5%
Bank of America N.A. (Grand Cayman)
0.01%, 5/1/13	850,000,000		850,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits (continued)	Amount ($)		Value ($)
Branch Banking & Trust Co.
(Grand Cayman)
0.09%, 5/1/13	300,000,000		300,000,000
DnB Bank (Grand Cayman)
0.14%, 5/1/13	750,000,000		750,000,000
Lloyds TSB Bank (London)
0.12%, 5/1/13	400,000,000		400,000,000
Skandinaviska Enskilda
Banken (Grand Cayman)
0.14%—0.15%, 5/1/13	550,000,000		550,000,000
Svenska Handelsbanken (Grand Cayman)
0.10%—0.15%, 5/1/13	700,000,000		700,000,000
Swedbank (Grand Cayman)
0.15%, 5/1/13	750,000,000		750,000,000
U.S. Bank NA (Grand Cayman)
0.01%, 5/1/13	30,000,000		30,000,000
Total Time Deposits
(cost $4,330,000,000)			4,330,000,000

U.S. Government Agency—.6%
Federal Home Loan Mortgage Corp.
0.17%, 6/18/13
(cost $99,977,333)	100,000,000	[c]	99,977,333

U.S. Treasury Bills—3.3%
0.09%, 5/30/13
(cost $559,959,400)	560,000,000		559,959,400

U.S. Treasury Notes—1.5%
0.13%—0.21%, 5/15/13—2/28/14
(cost $260,935,803)	260,000,000		260,935,803

	Principal
Repurchase Agreements—14.6%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.13%, dated 4/30/13, due 5/1/13 in the
amount of $238,000,859 (fully collateralized
by $61,500 U.S. Treasury Inflation Protected
Securities, 1.25%-2.38%, due 7/15/20-1/15/25,
value $102,400 and $234,213,700
U.S. Treasury Notes, 0.25%-2.13%, due
8/31/14-8/15/21, value $242,657,635)	238,000,000	238,000,000
Citigroup Global Markets Holdings Inc.
0.14%, dated 4/30/13, due 5/1/13 in the
amount of $80,000,311 (fully collateralized
by $8,368,000 Federal Agricultural Mortgage
Corp., 0%-0.24%, due 6/21/13-10/17/14,
value $8,371,819, $650,000 Federal Farm
Credit Bank, 0.15%-5.28%, due 8/16/13-8/25/16,
value $654,948, $11,600,000 Federal Home
Loan Bank, 0%-5.25%, due 5/15/13-11/17/17,
value $12,701,914, $33,914,000 Federal
Home Loan Mortgage Corp., 0.42%-5%,
due 10/15/13-8/1/19, value $34,099,317
and $25,628,000 Federal National Mortgage
Association, 0%-2.66%, due 5/8/13-9/6/23,
value $25,772,798)	80,000,000	80,000,000
Credit Suisse Securities LLC
0.14%, dated 4/30/13, due 5/1/13 in the
amount of $1,108,222,310 (fully collateralized
by $1,821,218,215 U.S. Treasury Strips, due
2/15/15-2/15/41, value $1,130,385,295)	1,108,218,000	1,108,218,000
HSBC USA Inc.
0.12%, dated 4/30/13, due 5/1/13 in the
amount of $350,001,167 (fully collateralized
by $352,137,500 U.S. Treasury Notes,
0.38%-1%, due 11/15/15-9/30/16,
value $357,000,470)	350,000,000	350,000,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.15%, dated 4/30/13, due 5/1/13 in the
amount of $500,002,083 (fully collateralized
by $507,970,000 U.S. Treasury Notes, 0.63%,
due 11/30/17, value $510,003,247)	500,000,000	500,000,000
Royal Bank of Scotland
0.14%, dated 4/30/13, due 5/1/13 in the
amount of $200,000,778 (fully collateralized
by $191,964,000 U.S. Treasury Notes, 2%-4.50%,
due 11/15/15-2/15/22, value $204,001,960)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $2,476,218,000)		2,476,218,000

Total Investments (cost $17,006,748,158)	100.0%	17,006,748,158

Cash and Receivables (Net)	.0%	2,946,960

Net Assets	100.0%	17,009,695,118

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities amounted to $3,839,971,449 or 22.6% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	73.3	Finance	4.4
Repurchase Agreements	14.6	Asset-Backed/Banking	2.3
U.S. Government/Agency	5.4		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of
investments (including Repurchase Agreements
of $2,476,218,000)—Note 1(b)	17,006,748,158	17,006,748,158
Cash		113,954
Interest receivable		5,466,504
Prepaid expenses		213,065
		17,012,541,681
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,375,044
Payable for shares of Beneficial Interest redeemed		294,696
Accrued expenses		176,823
		2,846,563
Net Assets ($)		17,009,695,118
Composition of Net Assets ($):
Paid-in capital		17,010,152,308
Accumulated net realized gain (loss) on investments		(457,190)
Net Assets ($)		17,009,695,118

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		16,424,458,788
Shares Outstanding		16,424,899,560
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		517,102,163
Shares Outstanding		517,116,771
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		10,349,000
Shares Outstanding		10,349,272
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		57,785,167
Shares Outstanding		57,786,705
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Year Ended April 30, 2013

Investment Income ($):
Interest Income	57,265,407
Expenses:
Management fee—Note 2(a)	30,691,988
Service Plan fees—Note 2(b)	1,101,857
Trustees’ fees and expenses—Note 2(d)	655,452
Custodian fees—Note 2(b)	624,880
Registration fees	156,505
Professional fees	70,914
Prospectus and shareholders’ reports	16,942
Shareholder servicing costs—Note 2(c)	3,107
Miscellaneous	331,529
Total Expenses	33,653,174
Less—reduction in expenses due to undertaking—Note 2(a)	(395,541)
Less—reduction in fees due to earnings credits—Note 2(b)	(34)
Net Expenses	33,257,599
Investment Income—Net	24,007,808
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	28,916
Net Increase in Net Assets Resulting from Operations	24,036,724

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012
Operations ($):
Investment income—net	24,007,808	30,761,058
Net realized gain (loss) on investments	28,916	(486,106)
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,036,724	30,274,952
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(23,635,344)	(30,702,332)
Administrative Advantage Shares	(372,410)	(318,428)
Investor Advantage Shares	(4)	(143)
Participant Advantage Shares	(50)	(2,742)
Total Dividends	(24,007,808)	(31,023,645)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	140,001,996,615	197,183,972,758
Administrative Advantage Shares	2,968,537,365	2,415,753,719
Investor Advantage Shares	30,185,619	35,008,684
Participant Advantage Shares	452,884,727	865,919,739
Net assets received in connection
with reorganization—Note 1	—	554,519,328
Dividends reinvested:
Institutional Advantage Shares	7,381,392	11,458,799
Administrative Advantage Shares	11,455	14,516
Investor Advantage Shares	—	52
Participant Advantage Shares	31	1,786
Cost of shares redeemed:
Institutional Advantage Shares	(143,597,293,923)	(217,906,840,544)
Administrative Advantage Shares	(3,126,797,283)	(2,492,841,756)
Investor Advantage Shares	(30,095,748)	(46,267,411)
Participant Advantage Shares	(578,963,527)	(945,461,008)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,872,153,277)	(20,324,761,338)
Total Increase (Decrease) in Net Assets	(3,872,124,361)	(20,325,510,031)
Net Assets ($):
Beginning of Period	20,881,819,479	41,207,329,510
End of Period	17,009,695,118	20,881,819,479

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional			Year Ended April 30,
Advantage Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.002	.003	.020
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.002)	(.003)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12	.11	.20	.27	2.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.16	.16	.16	.18
Ratio of net expenses
to average net assets	.16	.16	.15	.16	.17
Ratio of net investment
income to average
net assets	.12	.11	.20	.27	2.11
Net Assets, end of period
($ x 1,000)	16,424,459	20,012,342	40,170,075	28,178,302	34,097,420

See notes to financial statements.

			Year Ended April 30,
Administrative Advantage Shares	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.002	.019
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.002)	(.019)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.05		.04		.13	.19	1.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23		.23		.23	.23	.25
Ratio of net expenses
to average net assets	.23		.23		.22	.23	.24
Ratio of net investment income
to average net assets	.05		.04		.13	.19	2.03
Net Assets, end of period ($ x 1,000)	517,102		675,358		752,389	714,946	547,902

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Investor Advantage Shares	2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.017
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.017)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.08	1.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.43		.42		.41		.42	.43
Ratio of net expenses
to average net assets	.30		.27		.35		.39	.42
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.13	1.88
Net Assets, end of period ($ x 1,000)	10,349		10,259		21,488		24,160	131,450

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

			Year Ended April 30,
Participant Advantage Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.016
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.016)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.05		1.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56		.56		.56		.56		.59
Ratio of net expenses
to average net assets	.29		.27		.36		.39		.55
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.05		1.47
Net Assets, end of period ($ x 1,000)	57,785		183,861		263,377		289,396		376,195

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 7, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Institutional Cash Advantage Plus Fund (“Institutional Cash Advantage Plus”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Institutional Cash Advantage Plus received Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund in an amount equal to the aggregate net asset value of their investment in Institutional Cash Advantage Plus at the time of the exchange.The net asset value of the fund’s shares at the close of business on June 7, 2011, after the reorganization, was $1.00 per share, and a total of 554,404,401 Institutional Advantage, 55,411 Administrative Advantage, 29,917 Investor Advantage and 29,599 Participant Advantage shares representing net assets of $554,519,328 were issued to shareholders of Institutional Cash Advantage Plus in the exchange.The exchange was a tax-free event to shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares,

which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	17,006,748,158
Level 3—Significant Unobservable Inputs	—
Total	17,006,748,158
† See Statement of Investments for additional detailed categorizations.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

At April 30, 2013, the components of accumulated earnings on a tax basis consisted of short-term capital losses of $457,190, which can be applied against future net realized capital gains, if any, realized subsequent to April 30, 2013 and which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were all ordinary income.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have an expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertaking, amounted to $1,572 for Administrative Advantage shares, $15,395 for Investor Advantage shares and $378,574 for Participant Advantage shares during the period ended April 30, 2013.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares,

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made.The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2013, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $513,436, $29,406 and $559,015, respectively, pursuant to the Service Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $7,033 for transfer agency services and $208 for cash management services. Cash management fees were partially offset by earnings credits of $30.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $624,880 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $175 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

During the period ended April 30, 2013, the fund was charged $8,414 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,179,905, Service Plan fees $57,365, custodian fees $152,186, Chief Compliance Officer fees $3,054 and transfer agency fees $1,204, which are offset against an expense reimbursement currently in effect in the amount of $18,670.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (the sole series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 93.81% of ordinary income dividends paid during the fiscal year ended April 30, 2013 as qualifying “interest related dividends.”

The Fund	27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Gordon J. Davis (71)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 47
———————
Whitney I. Gerard (78)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23

Nathan Leventhal (70)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 37
———————
George L. Perry (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (66)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 57
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund	29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 139 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since April 2002.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1981.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 165 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 160 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	31

NOTES

For More Information

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,857 in 2012 and $31,594 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,933 in 2012 and $3,293 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $13,037 in 2012 and $0 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,337,885 in 2012 and $46,010,490 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)